Fair Value and Carrying Value of Convertible Bonds (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)		Sep. 30, 2013 CNY		Dec. 31, 2012 CNY
Debt Instrument [Line Items]
Fair value	$ 92,952	[1]	568,869	[1]	486,767	[1]
Carrying value	$ 78,045		477,635		368,590	[2]

[1]	The fair value of the convertible bonds is determined using binomial model using significant unobservable inputs (level 3) with reference to market quote on the trade price of the convertible bonds as of December 31, 2012 and September 30, 2013, respectively.
[2]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.